Share based compensation - Restricted shares (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 19, 2021 shares	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation
Share-based compensation expense			¥ 91,367	$ 13,247	¥ 810,178	¥ 59,476
Class B Ordinary shares | Certain directors, officers and employees
Share-based compensation
Shares issued for share-based awards	55,903,960
Restricted Stock
Share-based compensation
Period after which restrictions of share-based compensation will be terminated			4 years	4 years
Share-based compensation expense | ¥		¥ 304,200
Unrecognized compensation expenses | ¥			¥ 60,200
Period expected to be recognized			2 years 2 months 4 days	2 years 2 months 4 days
Restricted Stock | Class B Ordinary shares
Share-based compensation
Shares issued for share-based awards			30,927,888	30,927,888
Restricted Stock | Class B Ordinary shares | Certain directors, officers and employees
Share-based compensation
Number of shares vested			16,700,058	16,700,058
Number of shares unvested	18,458,956		7,365,780	7,365,780
Number of shares forfeited			6,862,050	6,862,050